                         MFS GOVERNMENT SECURITIES FUND
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                        July 1, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Government Securities Fund (the "Fund") (File Nos. 2-74959 and 811-3327)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 22 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on June 25, 1998.

         Please call the undersigned or Sharon Julius-Doucette at (617) 954-5406 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary

JRB/bjn